Document and Entity Information	Jul. 26, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 26, 2024
Entity Registrant Name	TCW STRATEGIC INCOME FUND INC
Entity Incorporation State Country Code	MD
Entity File Number	811-04980
Entity Tax Identification Number	93-0939398
Entity Address Address Line 1	515 South Flower Street
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90071
City Area Code	213
Local Phone Number	244-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	TSI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000809559
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	865 S. Figueroa
Entity Address Address Line 2	Suite 1800
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90017